PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Narrative) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 93,644	$ 559,712
Depreciation expense allocated to inventory	81,301	474,172
Impairment loss	$ 0	$ 1,202,227